Restructuring and related reorganization charges	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring and related reorganization charges	Restructuring and related reorganization charges
In 2023, we committed to restructuring actions intended to simplify our businesses and improve operational efficiencies, which have resulted in headcount reductions and consolidation of operational functions and systems. As a result, we recognized $6,798 in restructuring and related reorganization charges during 2023. We continue to evaluate additional cost reduction efforts, and should we make decisions in future periods to take further actions we may incur additional restructuring and reorganization charges.
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2023 and 2022:

	Employee severance and benefits	Others	Total
Accrued liability as of January 1, 2022	$—	$—	$—
Charges	—	—	—
Payments	—	—	—
Accrued liability as of December 31, 2022	$—	$—	$—
Charges	$6,798	$—	$6,798
Payments	(5,899)	—	(5,899)
Accrued liability as of December 31, 2023	$899	$—	$899
For the year ended December 31, 2023, we allocated the total employee severance and benefit expenses of $6,798 to “Cost of revenue” ($513), “Selling and marketing” expenses ($196), “General and administrative” expenses ($1,948) and “Technology and product development” expenses ($4,141) in our consolidated statements of operations based on the departmental assignment of terminated employees.
We did not recognize any restructuring and related organization charges during 2022.
For the year ended December 31, 2021, we allocated the total employee severance and benefit expenses of $3,646 to “Cost of revenue” ($215), “Selling and marketing” expenses ($1,290), “General and administrative” expenses ($1,087) and “Technology and product development” expenses ($1,054) in our consolidated statements of operations based on the departmental assignment of terminated employees. The remaining total reorganization charges of $395 were allocated to “General and administrative” expenses in our consolidated statements of operations.
We allocate the total amounts of restructuring and related reorganization charges to the “Corporate” segment for all years presented.